Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [Abstract]
REVENUES	$ 18,779	$ 10,281	$ 4,886
COST OF REVENUES	8,652	5,145	2,499
GROSS PROFIT	10,127	5,136	2,387
OPERATING EXPENSES:
Research and development expenses	4,033	4,771	2,202
Selling and marketing expenses	12,187	8,348	4,215
General and administrative expenses	6,762	7,013	4,197
Impairment of goodwill	569	700	2,759
Contingent consideration measurement		(684)	345
TOTAL OPERATING EXPENSES	23,551	20,148	13,718
OPERATING LOSS	(13,424)	(15,012)	(11,331)
FINANCIAL EXPENSE	(531)	(121)	(308)
FINANCIAL INCOME	477	1,063	3,548
FINANCIAL INCOME (EXPENSE), net	(54)	942	3,240
LOSS BEFORE TAXES ON INCOME	(13,478)	(14,070)	(8,091)
TAX BENEFIT	327	945	246
NET LOSS FOR THE YEAR	$ (13,151)	$ (13,125)	$ (7,845)
BASIC LOSS PER SHARE (in Dollars per share)	$ (0.42)	$ (0.48)	$ (0.71)
DILUTED LOSS PER SHARE (in Dollars per share)	$ (0.42)	$ (0.48)	$ (0.84)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED TO COMPUTE (IN THOUSANDS):
BASIC (in Shares)	31,594	27,106	11,074
DILUTED (in Shares)	31,594	27,106	12,985